Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
11	TRADE AND OTHER RECEIVABLES

	December 31, 2024	December 31, 2025
	US$	US$
Trade receivables
- Third parties	4,055,836	9,494,364
- Related parties	-	-
	4,055,836	9,494,364
Less: Provision for allowance for expected credit losses - trade receivables	(469,101)	(4,548,696)
	3,586,735	4,945,668

Other receivables	15,990,071	21,420,605
Less: Provision for allowance for expected credit losses - other receivables	(366,408)	(2,573,502)
	15,623,663	18,847,103

Deposits	167,652	281,671
Prepayments	10,631,125	5,438,233
	26,422,440	24,567,007
Total trade and other receivables	30,009,175	29,512,675

Movement in provision for allowance for expected credit losses on trade receivables is as follows:

At beginning of the year	563,288	469,101
Additions	549,924	5,155,117
Write off / Reversal	(646,790)	(60,807)
Disposal of subsidiaries	-	(637,425)
Currency realignment	2,679	(377,290)
At end of the year	469,101	4,548,696

Movement in provision for allowance for expected credit losses on other receivables is as follows:

At beginning of the year	-	366,408
Additions	369,347	2,866,997
Write off / Reversal	-	(265,921)
Disposal of subsidiaries		(317,633)
Currency realignment	(2,939)	(76,349)
At end of the year	366,408	2,573,502

The average credit period for services rendered is 30 (2024: 30) days. No interest is charged on the outstanding balances.

	December 31, 2024	December 31, 2025
	US$	US$
Not past due	2,296	1,161,427
Past due (i)	4,053,540	8,332,937
Less: Provision for allowance for expected credit losses	(469,101)	(4,548,696)
	3,586,735	4,945,668

A majority of the Company’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of receivables that are past due the average credit period:

	December 31, 2024	December 31, 2025
	US$	US$
< 30 days	824,795	21,842
31 days to 60 days	101,561	23,193
61 days to 210 days	1,396,810	234,297
211 days to 240 days	792,072	879
241 days to < 1 year	938,302	8,052,726
Total (ii)	4,053,540	8,332,937
(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

In determining the recoverability of trade and other receivables, the Company considers any changes in the credit quality of the trade receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Company’s trade and other receivables balances which are past due and partially impaired.

The allowance for ECL has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Company’s credit risk management, the Company assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Allowance for ECL on trade and other receivables has been measured at an amount equal to lifetime ECL. The ECL on trade and loan receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate.

As of December 31, 2025, the provision matrix applies the following ECL rates to trade receivables, based on the age of the receivables ranged from 5.35% to 6.78%: For other receivables, the Company applies the ECL rate ranged from 0.50% to 15.00%

In addition to the general provision matrix, the Company assesses certain specific trade and other receivables individually. This individual assessment is based on direct contact with the debtor, historical payment behavior, and other relevant factors to determine whether there are specific recoverability issues.

The Company assesses ECL on an annual basis to ensure that the ECL allowance remains appropriate and reflective of current credit risk conditions. There have been no changes in estimation techniques or significant assumptions used in calculating ECL during the current reporting period. A receivable is written off when there is objective evidence that the debtor is experiencing significant financial hardship and there is no reasonable expectation of recovery. Indicators of such conditions include the debtor entering liquidation or significant deterioration in creditworthiness with no expected future cash flows.

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 - 240 days	Over 241 days	Total
	US$	US$	US$	US$	US$	US$	US$
Lifetime ECL – December 31, 2024	-	30,241	12,280	213,390	149,995	63,195	469,101
Lifetime ECL – December 31, 2025	-	1,169	1,210	14,163	58	4,532,096	4,548,696

The currency profiles of the Company’s trade and other receivables at the end of the reporting date are as follows:

	December 31, 2024	December 31, 2025
	US$	US$
Malaysia ringgit	15,967,201	19,577,555

As of December 31, 2025, prepayment mainly consists of:

1.	The Company made an advance payment of US$7.0 million to a third-party vendor for IT and AI-related consultancy services. During the year, consultancy services amounting to US$4.53 million were utilized and recognized accordingly. The remaining balance of US$2.47 million represents prepaid consultancy services to be utilized in future periods.

2.	The development of Vendor and Customer relationship management system (“VCRM”) by a third-party company. This VCRM will streamline vendor onboarding, customer engagement, relationship tracking, performance reporting, and communication while ensuring high usability, data accuracy, and system scalability. The system is estimated to be utilised within 2 years. The total contract value sum is US$1.7 million, which is settle via issuance of the Company ordinary shares (Note 20). During the year, services amounting to US$ 800 thousand were utilized and recognized accordingly. The remaining balance of US$ 900 thousand represents technology services to be utilized in future period.

3.	The development of Cloud Management Platform Development (“CMP”) was outsourced to a third-party company at a total cost of US$ 1.8 million, which is settle via issuance of the Company ordinary shares (Note 20). The CMP will enable centralized monitoring, providing, billing and management of multi-cloud environments with robust user control, automation, and analytics capabilities. The system is estimated to be utilized within 2 years. During the year, services amounting to US$700 thousand were utilized and recognized accordingly. The remaining balance of US$1.1 million represents technology services to be utilized in future period.

4.	Legal service from a third-party US legal entity for total cost of US$ 1.4 million. During the year, services amounting to US$ 462 thousand were utilized and recognized accordingly. The remaining US$938 thousand represents consultancy services to be utilized in future period.

5.	Pursuant to a Securities Purchase Agreement entered into with S2MA Capital Limited, the Company issued 880,000 ordinary shares with a fair value of US$880 thousand as a deposit toward the acquisition of 250 million OOBT digital assets for an aggregate purchase consideration of US$50.0 million. The US$880 thousand fair value of the shares issued was recognized as a prepayment toward the total purchase consideration pending completion of the acquisition and delivery of the digital assets.

Other receivables primarily consist of third parties who purchased shares from the Company that were acquired through its IPO projects.